Other operating income (expense)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Other operating income (expense)

Note	11 | Other operating income (expense)

	Note	12.31.23	12.31.22	12.31.21
Other operating income
Income from customer surcharges		14,003	9,439	11,743
Commissions on municipal taxes collection		2,127	2,095	2,180
Fines to suppliers		561	366	713
Services provided to third parties		2,147	1,917	1,501
Income from non-reimbursable customer contributions		157	192	283
Expense recovery		5	155	190
Framework agreement	2.d	5,986	9,384	12,494
Recovery of allowance for the impairment of trade receivables - Agreement on the Regularization of Obligations	2.c	-	8,252	-
Other		349	612	265
Total other operating income		25,335	32,412	29,369

Other operating expense
Gratifications for services		(1,344)	(707)	(5,238)
Cost for services provided to third parties		(1,761)	(1,701)	(679)
Severance paid		(183)	(317)	(221)
Debit and Credit Tax		(6,562)	(6,062)	(6,480)
Provision for contingencies	33	(9,718)	(13,719)	(14,263)
Disposals of property, plant and equipment		(466)	(1,084)	(1,510)
Other		(917)	(140)	(1,252)
Total other operating expense		(20,951)	(23,730)	(29,643)